Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 02, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]

Construction in progress		N/A
Leasehold improvements		Life of the lease*
Computer software and equipment (years)	3	to	5
Machinery and equipment (years)	3	to	10
Office furniture and store fixtures (years)	5	to	10
Building (years)		39
Land		N/A

Schedule of Weighted Average Number of Shares [Table Text Block]
	For The Fiscal Years Ended
	2012	2011	2010
		(in thousands)
Weighted average common shares outstanding - basic	31,351	31,217	31,112
Dilutive effect of stock options, warrants and unvested restricted stock outstanding	-	-	-
Weighted average common and common equivalent shares outstanding - fully diluted	31,351	31,217	31,112

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	For The Fiscal Years Ended
	2012	2011	2010
		(in thousands)

Stock options	3,050	3,096	5,663
Warrants	215	215	879
Restricted stock	590	504	314
Total	3,855	3,815	6,856